Business Combinations and Divestitures (Tables)	12 Months Ended
Dec. 31, 2020
Qualtrics
Business Combinations
Schedule of consideration transferred

€ millions
Cash paid	6,212
Liabilities incurred	237
Total consideration transferred	6,449

Schedule of recognized assets and Liabilities

€ millions
Cash and cash equivalents	138
Other financial assets	1
Trade and other receivables	37
Other non-financial assets	20
Property, plant, and equipment	75
Intangible assets	1,803
Thereof acquired technology	575
Thereof customer relationship and other intangibles	1,226
Thereof software and database licenses	2
Total identifiable assets	2,074
Trade and other payables	97
Financial liabilities	53
Current and deferred tax liabilities	317
Provisions and other non-financial liabilities	41
Contract liabilities	129
Total identifiable liabilities	637
Total identifiable net assets	1,437
Goodwill	5,012
Total consideration transferred	6,449

Schedule of impact on SAP's financials from acquisitions

€ millions	2019	Contribution of
	as Reported	Qualtrics
 Revenue	27,553	429
 Profit after tax	3,370	-526

Callidus
Business Combinations
Schedule of consideration transferred

€ millions
Cash paid	1,957
Liabilities incurred	47
Total consideration transferred	2,004

Schedule of recognized assets and Liabilities

€ millions
Cash and cash equivalents	63
Other financial assets	64
Trade and other receivables	32
Other non-financial assets	11
Property, plant, and equipment	26
Intangible assets	515
Thereof acquired technology	121
Thereof customer relationship and other intangibles	390
Thereof software and database licenses	4
Total identifiable assets	711
Trade and other payables	59
Current and deferred tax liabilities	71
Provisions and other non-financial liabilities	15
Contract liabilities/deferred income	55
Total identifiable liabilities	200
Total identifiable net assets	511
Goodwill	1,493
Total consideration transferred	2,004

Schedule of impact on SAP's financials from acquisitions

€ millions	2018	Contribution of
	as Reported	Callidus
 Revenue	24,708	180
 Profit after tax	4,088	-60